Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related parties
Schedule of transactions with related parties

	Three-month period ended June 30,
	2021				2020
	Joint				Joint
	Ventures	Associates	Stockholders	Total	Ventures	Associates	Stockholders	Total
Net operating revenue	180	67	61	308	68	57	55	180
Cost and operating expenses	(152)	(4)	—	(156)	(261)	(5)	—	(266)
Financial result	(21)	(1)	141	119	8	2	(13)	(3)

	Six-month period ended June 30,
	2021				2020
	Joint				Joint
	Ventures	Associates	Stockholders	Total	Ventures	Associates	Stockholders	Total
Net operating revenue	341	127	114	582	137	118	87	342
Cost and operating expenses	(329)	(9)	—	(338)	(528)	(11)	—	(539)
Financial result	(8)	(1)	(380)	(389)	29	4	(36)	(3)

Schedule of outstanding balances with related parties

	June 30, 2021				December 31, 2020
	Joint				Joint
	Ventures	Associates	Stockholders	Total	Ventures	Associates	Stockholders	Total
Assets
Cash and cash equivalents (i)	—	—	1,352	1,352	—	—	2,082	2,082
Accounts receivable	175	28	2	205	109	45	2	156
Dividends receivable	26	—	—	26	19	—	—	19
Loans (ii)	—	—	—	—	1,118	—	—	1,118
Derivatives financial instruments (i)	—	—	112	112	—	—	2	2
Other assets	38	3	—	41	68	2	—	70

Liabilities	—	—	—	—
Supplier and contractors	157	4	23	184	121	10	35	166
Loans (ii)	—	—	—	—	—	1,385	944	2,329
Derivatives financial instruments (i)	—	—	283	283	—	—	242	242
Other liabilities	188	120	—	308	235	48	—	283

(i) Refers to regular financial instruments with large financial institutions that are deemed related parties

(ii) Refers to loans settled upon completion of the acquisition of NLC (note 12).